Summary of the Status and Changes of Shares Subject to RSU Awards and the Related Average Price Per Share (Detail) (Restricted Stock Units (RSUs), USD $)	12 Months Ended
Jun. 30, 2011
Restricted Stock Units (RSUs)
Number of Shares
Nonvested June 30, 2010	0
Granted	425,359
Vested	(320)
Canceled	(9,864)
Nonvested June 30, 2011	415,175
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2010	$ 0
Granted	$ 62.55
Vested	$ 62.35
Canceled	$ 62.35
Nonvested June 30, 2011	$ 62.55